Geographic and Other Information - Revenue and Non-current Assets by Geography (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [Line Items]
Revenue	₩ 23,475,567	₩ 24,336,571	₩ 27,790,216
Property, plant and equipment	22,087,645	21,600,130	16,201,960
Intangible assets	873,448	987,642	912,821
Domestic [member]
Disclosure of geographical areas [Line Items]
Revenue	1,264,639	1,589,452	1,996,183
Property, plant and equipment	12,764,240	14,984,688
Intangible assets	708,047	816,808
China [member]
Disclosure of geographical areas [Line Items]
Revenue	15,432,503	15,242,533	18,090,974
Property, plant and equipment	7,391,279	5,049,216
Intangible assets	34,337	12,332
Other countries [member]
Disclosure of geographical areas [Line Items]
Property, plant and equipment	1,932,126	1,566,226
Intangible assets	131,064	158,502
Foreign countries [member]
Disclosure of geographical areas [Line Items]
Revenue	22,210,928	22,747,119	25,794,033
Property, plant and equipment	9,323,405	6,615,442
Intangible assets	165,401	170,834
Asia (excluding China) [member]
Disclosure of geographical areas [Line Items]
Revenue	2,404,739	2,481,112	2,383,390
United States [member]
Disclosure of geographical areas [Line Items]
Revenue	1,940,321	2,462,918	2,724,714
Europe (excluding Poland) [member]
Disclosure of geographical areas [Line Items]
Revenue	1,475,942	1,496,138	1,433,126
Poland [member]
Disclosure of geographical areas [Line Items]
Revenue	₩ 957,423	₩ 1,064,418	₩ 1,161,829